SCHEDULE OF PRINCIPAL MATURITIES OF CONVERTIBLE NOTES PAYABLE (Details) - Convertible Notes Payable [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Remainder of 2024	$ 3,956,000
2025	250,000	$ 3,956,000
Total principal payments	4,206,000
Less: debt discounts	(86,606)	(359,850)
Total convertible notes payable	4,119,394	3,596,150
Total notes payable	$ 4,119,394	$ 3,596,150